Segment Information - Schedule of Segment Reporting Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net Sales	$ 3,654	$ 3,743	$ 3,853
Income (Loss) from Operations	175	135	75
Assets of Operations	1,952	2,011	1,869
Depreciation and amortization	171	181	181
Capital Expenditures	48	42	60
Total Operating Segments
Segment Reporting Information [Line Items]
Net Sales	3,654	3,743	3,853
Income (Loss) from Operations	195	143	87
Assets of Operations	1,824	1,971	1,910
Depreciation and amortization	169	180	179
Capital Expenditures	42	42	60
Total Operating Segments | Print
Segment Reporting Information [Line Items]
Net Sales	3,127	3,181	3,353
Income (Loss) from Operations	141	96	47
Assets of Operations	1,501	1,647	1,579
Depreciation and amortization	154	164	164
Capital Expenditures	39	38	55
Total Operating Segments | Office Products
Segment Reporting Information [Line Items]
Net Sales	527	562	500
Income (Loss) from Operations	54	47	40
Assets of Operations	323	324	331
Depreciation and amortization	15	16	15
Capital Expenditures	3	4	5
Corporate
Segment Reporting Information [Line Items]
Net Sales	0	0	0
Income (Loss) from Operations	(20)	(8)	(12)
Assets of Operations	128	40	(41)
Depreciation and amortization	2	1	2
Capital Expenditures	$ 6	$ 0	$ 0